Offsets	Sep. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Valion Bio, Inc.
Form or Filing Type	S-3
File Number	333-269494
Initial Filing Date	Feb. 01, 2023
Fee Offset Claimed	$ 8,700.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 78,947,368.42
Termination / Withdrawal Statement	On February 1, 2023, the registrant filed a registration statement on Form S-3 (File No. 333-269494) with the SEC, which was declared effective on February 8, 2023 (the “2023 S-3”), that registered an aggregate of $100,000,000 of an indeterminate number of securities to be offered by the registrant from time to time, which has expired because more than three years have elapsed since the initial effective date of the 2023 S-3 and all offerings thereunder have been completed or terminated. Of the $100,000,000 of securities registered on the 2023 S-3, for which the registrant paid a filing fee of $11,020, $91,791,980 of the securities remain unsold, leaving $10,115.48 in previously paid fees available for future offset (calculated at the fee rate in effect on the filing date of the 2023 S-3). In accordance with Rule 457(p) under the Securities Act, the registrant is using $8,700 of the aforementioned unused filing fees previously paid by the registrant in connection with its filing of the 2023 S-3 to offset the remaining filing fee payable in connection with this Registration Statement, and as a result of such offset, the registrant will have $1,415.48 remaining in unused filing fees available to be applied to future filings of the registrant in connection with its filing of the 2023 S-3.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Valion Bio, Inc.
Form or Filing Type	S-3
File Number	333-269494
Filing Date	Feb. 01, 2023
Fee Paid with Fee Offset Source	$ 11,020.00
Offset Note	See Note 1 above.